Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Buffalo New York	Dec. 31, 2013 Buffalo New York	Jun. 30, 2014 Oneida New York	Dec. 31, 2013 Oneida New York	Mar. 09, 2013 Monaca Pennsylvania	Oct. 01, 2013 Lancaster Ohio	Oct. 16, 2013 United Steelworkers
Commitments and Contingencies Disclosure
Rent expense	$ 10.2	$ 10.0
Accrued liability			0.5	0.5	1.0	0.6
Accrual for Environmental Loss Contingencies, Period Increase (Decrease)					$ 0.4
Collective Bargaining Agreement Period							5 years	3 years	3 years